OPERATING LEASES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Operating Leases
SCHEDULE OF COMPONENTS OF LEASE EXPENSE AND SUPPLEMENTAL CASH FLOW INFORMATION

The components of lease expense and supplemental cash flow information related to leases for the three months ended March 31, 2022 and 2021 are as follows:

	For the three months ended March 31,
Operating lease cost (included in general and administrative expenses in the Company’s condensed consolidated statements of operations)	2022	2021

Related parties	$4,726	$18,490
Non-related parties	37,773	18,200

Other information for the three months ended	March 31, 2022	March 31, 2021
Cash paid for amounts included in the measurement of lease obligations	$51,477	$41,336
Weighted average remaining lease term (in years)	3.66	3.77
Weighted average discount rate	3.23%	3.23%

The components of lease expense and supplemental cash flow information related to leases for the years ended December 31, 2021 and 2020 are as follows:

Operating lease cost (included in general and administrative expenses in the Company’s consolidated statements of operations) for the years ended	December 31, 2021	December 31, 2020

Related parties	$32,677	$100,302
Non-related parties	118,315	15,197

Other information for the years ended	December 31, 2021	December 31, 2020
Cash paid for amounts included in the measurement of lease obligations	$151,586	$57,115
Weighted average remaining lease term (in years)	3.82	3.48
Weighted average discount rate	3.23%	3.23%

SCHEDULE OF MATURITIES OF LEASE OBLIGATIONS

Maturities of the Company’s lease obligations as of March 31, 2022 are as follows:

Year ending December 31,
2022 (remaining)	$121,292
2023	114,117
2024	86,720
2025	82,664
2026	46,528
Thereafter	6,308
Total lease payment	457,629
Less: Imputed interest	(25,905)
Operating lease obligations	$431,724

Maturities of the Company’s lease obligations as of December 31, 2021 are as follows:

Year ending December 31,
2022	$163,885
2023	118,279
2024	87,001
2025	82,482
2026	46,426
Thereafter	6,294
Total lease payment	504,367
Less: Imputed interest	(29,570)
Operating lease obligations	$474,797